Share capital - Change in ordinary Shares (Details) - GBP (£) £ in Thousands		11 Months Ended	12 Months Ended
		Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Number of shares
Share options exercised (in shares)		0	92,047
Disclosure of classes of share capital [abstract]
Share capital, beginning balance	[1]	£ 1,604	£ 736
New share capital issued (net of transaction costs)		38,759	34,648		£ 14,931
Share options exercised		1	102		392
Share capital, ending balance		£ 3,359	£ 1,604	[1]	£ 736	[1]
Ordinary shares
Number of shares
Number of shares issued and fully paid, beginning balance (in shares)		160,389,881	73,563,624
New share capital issued (net of transaction costs) (in shares)		175,378,450	86,458,333
Share options exercised (in shares)		121,950	367,924
Number of shares issued and fully paid, ending balance (in shares)		335,890,281	160,389,881		73,563,624
Disclosure of classes of share capital [abstract]
Share capital, beginning balance		£ 1,604
Share capital, ending balance		3,359	£ 1,604
Share capital
Disclosure of classes of share capital [abstract]
New share capital issued (net of transaction costs)		1,754	864		£ 84
Share options exercised		1	4		3
Share capital | Ordinary shares
Disclosure of classes of share capital [abstract]
Share capital, beginning balance		1,604	736
New share capital issued (net of transaction costs)		1,754	864
Share options exercised		1	4
Share capital, ending balance		3,359	1,604		736
Share premium
Disclosure of classes of share capital [abstract]
New share capital issued (net of transaction costs)		37,005	33,784		14,847
Share options exercised			98		389
Share premium | Ordinary shares
Disclosure of classes of share capital [abstract]
Share capital, beginning balance		92,806	60,237
New share capital issued (net of transaction costs)		36,304	32,471
Share options exercised		0	98
Share capital, ending balance		129,110	92,806		60,237
Total consideration | Ordinary shares
Disclosure of classes of share capital [abstract]
Share capital, beginning balance		94,410	60,973
New share capital issued (net of transaction costs)		38,058	33,335
Share options exercised		1	102
Share capital, ending balance		£ 132,469	£ 94,410		£ 60,973

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'